Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2012 LIBOR + 0.80%, unsecured term loan	Dec. 31, 2011 LIBOR + 0.80%, unsecured term loan	Dec. 31, 2012 1.50% note payable Due December 31, 2013	Dec. 31, 2011 1.50% note payable Due December 31, 2013	Dec. 31, 2012 1.50% note payable Due January 31, 2016	Dec. 31, 2012 1.50% note payable Due July 31, 2015	Dec. 31, 2011 LIBOR + 0.60%, unsecured term loan	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan
Debt Instrument [Line Items]
Long-term debt	$ 202,220	$ 220,355	$ 146,250	$ 23,236	$ 25,652	$ 13,452	$ 26,703	$ 11,825	$ 7,457	$ 168,000	$ 168,000
Less current portion	27,361	181,251
Noncurrent portion of long-term debt	$ 174,859	$ 39,104